Related party transactions	6 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

34Related party transactions

As of 31 December 2024, trusts and other entities controlled by six lineal descendants of Mr. Malcolm Glazer collectively own 3.05% of our issued and outstanding Class A ordinary shares and 71.04% of our issued and outstanding Class B ordinary shares, representing 67.92% of the voting power of our outstanding capital stock. On 18 December 2024, Trawlers Limited transferred it’s entire shareholding to INEOS Limited. At 31 December 2024, INEOS Limited owns 28.91% of our issued and outstanding Class A ordinary shares and 28.96% of our issued and outstanding Class B ordinary shares, representing 28.96% of the voting power of our outstanding capital stock.